Background (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Background [Abstract]
Accumulated deficit	$ (72,409,318)		$ (70,373,484)
Operating loss	(2,053,492)	$ (7,549,482)
Cash and cash equivalents	$ 552,758		$ 897,680